Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail)		6 Months Ended	12 Months Ended
	May 06, 2021 USD ($)	Jun. 30, 2021 USD ($) Segment	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Comprehensive income loss			$ 0	$ 0
Cash and cash equivalents at carrying value		$ 1,822,000	$ 4,901,000	18,290,000	$ 15,266,000
Number of reportable segment | Segment		1	1
Research and development arrangement with federal government, customer funding to offset costs incurred			$ 40,000	20,000
Grants receivable			0	0
Impairment of long lived assets to be disposed of			0	0
Revenue from contract with customer, excluding assessed tax			0	0
Advertising costs			8,000	$ 9,000
Dividends			$ 0
Share based compensation arrangement by share based payment award, Fair value assumptions, expected dividend rate			0.00%	0.00%
Unrecognized tax benefits, income tax penalties and interest accrued			$ 0	$ 0
ACON S2 Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred	$ 1,070,000,000.00
Payments to Acquire Businesses, Gross	$ 465,000,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property, plant and equipment, useful life			7 years
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property, plant and equipment, useful life			3 years
Accrued Liabilities And Other Current Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development arrangement with federal government customer funding repayable current			$ 186,000	$ 0